SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO COMPANY LEASES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease
Amortization of right-of-use assets	$ 37,569	$ 54,416
Interest on lease liabilities	1,000	1,419
Operating lease cost	358,926	709,089
Total lease cost	397,495	764,924
Impairment loss on right-of-use assets for operating lease
Financing cash flows from finance leases	37,382	61,788
Operating cash flows from operating leases	788,617	991,251
Right-of-use assets obtained in exchange for new finance lease liabilities	11,651	22,638
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 358,926	$ 408,451
Weighted average remaining lease term, Finance leases	2 years 8 months 26 days	3 years 1 month 24 days
Weighted average remaining lease term, Operating leases	9 years 1 month 28 days	9 years 10 months 6 days
Weighted-average discount rate, Finance leases	1.22%	1.20%
Weighted-average discount rate, Operating leases	1.12%	1.10%